EMPLOYEE POST-RETIREMENT BENEFITS (Tables)	12 Months Ended
Dec. 31, 2023
Retirement Benefits [Abstract]
Schedule of Contributions for Defined Benefit Plans
Total cash contributions by the Company for employee post-retirement benefits were as follows:

year ended December 31	2023	2022	2021
(millions of Canadian $)

DB Plans	28	78	105
Other post-retirement benefit plans	9	8	8
Savings and DC Plans	64	64	58
	101	150	171

Schedule of Change in Benefit Obligations, Change in Plan Assets, and Funded Status
The Company's funded status was comprised of the following:

at December 31	Pension Benefit Plans		Other Post-Retirement Benefit Plans
(millions of Canadian $)	2023	2022	2023	2022

Change in Benefit Obligation[1]
Benefit obligation – beginning of year	3,081	4,027	310	419
Service cost	93	145	3	5
Interest cost	158	125	16	13
Employee contributions	7	6	2	2
Benefits paid	(185)	(324)	(44)	(24)
Actuarial (gain) loss	219	(949)	2	(120)
Foreign exchange rate changes	(17)	51	(4)	15
Benefit obligation – end of year	3,356	3,081	285	310
Change in Plan Assets
Plan assets at fair value – beginning of year	3,481	4,145	354	431
Actual return on plan assets	385	(483)	24	(89)
Employer contributions[2]	28	78	9	8
Employee contributions	7	6	2	2
Benefits paid	(185)	(324)	(23)	(24)
Foreign exchange rate changes	(19)	59	(8)	26
Plan assets at fair value – end of year	3,697	3,481	358	354
Funded Status – Plan Surplus	341	400	73	44
1The benefit obligation for the Company’s pension benefit plans represents the projected benefit obligation. The benefit obligation for the Company’s other post-retirement benefit plans represents the accumulated post-retirement benefit obligation.
2The Company reduced letters of credit by $78 million in the Canadian DB Plan (2022 – nil) for funding purposes.

Schedule of Amounts Recognized in the Balance Sheet for its DB Plans and Other Post-Retirement Benefits Plans
The amounts recognized on the Company's Consolidated balance sheet for its DB Plans and other post-retirement benefits plans were as follows:

at December 31	Pension Benefit Plans		Other Post-Retirement Benefit Plans
(millions of Canadian $)	2023	2022	2023	2022

Other long-term assets (Note 16)	341	400	177	163
Accounts payable and other	—	—	(7)	(8)
Other long-term liabilities (Note 19)	—	—	(97)	(111)
	341	400	73	44

Schedule of Benefit Obligations in Excess of Fair Value of Plan Assets
Included in the above benefit obligation and fair value of plan assets were the following amounts for plans that were not fully funded:

at December 31	Pension Benefit Plans		Other Post-Retirement Benefit Plans
(millions of Canadian $)	2023	2022	2023	2022

Projected benefit obligation[1]	—	—	(104)	(119)
Plan assets at fair value	—	—	—	—
Funded Status – Plan Deficit	—	—	(104)	(119)
1The projected benefit obligation for the pension benefit plans differs from the accumulated benefit obligation in that it includes an assumption with respect to future compensation levels.

Schedule of Accumulated Benefit Obligations in Excess of Fair Value of Plan Assets for All DB Plans
The funded status based on the accumulated benefit obligation for all DB Plans was as follows:

at December 31	2023	2022
(millions of Canadian $)

Accumulated benefit obligation	(3,090)	(2,880)
Plan assets at fair value	3,697	3,481
Funded Status – Plan Surplus	607	601

Schedule of Weighted Average Asset Allocations and Target Allocations by Asset Category
The Company pension plans' weighted average asset allocations and target allocations by asset category were as follows:

at December 31	Percentage of Plan Assets		Target Allocations
	2023	2022	2023

Fixed income securities	41%	38%	30% to 50%
Equity securities	44%	44%	30% to 55%
Other investments	15%	18%	10% to 25%
	100%	100%

Schedule of Allocation of Plan Assets, Employer and Related Party Securities
Fixed income and equity securities include the Company's debt and common shares as follows:

at December 31			Percentage of Plan Assets
(millions of Canadian $)	2023	2022	2023	2022

Fixed income securities	7	7	0.2%	0.2%
Equity securities	2	3	0.1%	0.1%

Schedule of Plan Assets for DB Plans and Other Post-Retirement Benefits Measured at Fair Value
The following table presents plan assets for DB Plans and OPEB Plans measured at fair value, which have been categorized into the three categories based on a fair value hierarchy. Refer to Note 29, Risk management and financial instruments, for additional information.

at December 31	Quoted Prices in Active Markets (Level I)		Significant Other Observable Inputs (Level II)		Significant Unobservable Inputs (Level III)		Total		Percentage of Total Portfolio
(millions of Canadian $)	2023	2022	2023	2022	2023	2022	2023	2022	2023	2022

Asset Category
Cash and Cash Equivalents	68	55	1	1	—	—	69	56	2	1
Equity Securities:
Canadian	121	117	—	—	—	—	121	117	3	3
U.S.	965	897	—	—	—	—	965	897	24	24
International	167	172	187	172	—	—	354	344	9	9
Global	—	—	74	75	—	—	74	75	2	2
Emerging	54	50	140	127	—	—	194	177	5	5
Fixed Income Securities:
Canadian Bonds:
Federal	—	—	266	221	—	—	266	221	7	6
Provincial	—	—	314	249	—	—	314	249	8	6
Municipal	—	—	16	12	—	—	16	12	—	—
Corporate	—	—	143	108	—	—	143	108	4	3
U.S. Bonds:
Federal	185	177	240	158	—	—	425	335	10	9
Municipal	—	—	1	1	—	—	1	1	—	—
Corporate	312	345	74	94	—	—	386	439	10	11
International:
Government	4	5	11	6	—	—	15	11	—	—
Corporate	—	—	83	58	—	—	83	58	2	1
Mortgage backed	43	36	17	1	—	—	60	37	1	1
Net forward contracts	—	—	(131)	(78)	—	—	(131)	(78)	(4)	(2)
Other Investments:
Real estate	—	—	—	—	283	336	283	336	7	9
Infrastructure	—	—	—	—	269	296	269	296	7	8
Private equity funds	—	—	—	—	10	—	10	—	—	—
Funds held on deposit	138	144	—	—	—	—	138	144	3	4
	2,057	1,998	1,436	1,205	562	632	4,055	3,835	100	100

Schedule of the Net Change in the Level III Fair Value Category
The following table presents the net change in the Level III fair value category:

(millions of Canadian $, pre-tax)

Balance at December 31, 2021	565
Purchases and sales	52
Realized and unrealized gains (losses)	15
Balance at December 31, 2022	632
Purchases and sales	(76)
Realized and unrealized gains (losses)	6
Balance at December 31, 2023	562

Schedule of Estimated Future Benefit Payments
The following are estimated future benefit payments, which reflect expected future service:

at December 31		Other Post-Retirement Benefits
(millions of Canadian $)	Pension Benefits

2024	204	23
2025	207	23
2026	211	23
2027	214	22
2028	216	22
2029 to 2033	1,127	104

Schedule of Weighted Average Assumptions Used in Calculating Benefit Obligation
The significant weighted average actuarial assumptions adopted in measuring the Company's benefit obligations were as follows:

at December 31	Pension Benefit Plans		Other Post-Retirement Benefit Plans
	2023	2022	2023	2022

Discount rate	4.75%	5.15%	5.10%	5.45%
Rate of compensation increase	3.20%	3.30%	—	—

Schedule of Significant Weighted Average Actuarial Assumptions Adopted in Measuring Net Benefit Plan Costs	The significant weighted average actuarial assumptions adopted in measuring the Company's net benefit plan costs were as follows:

year ended December 31	Pension Benefit Plans			Other Post-Retirement Benefit Plans
	2023	2022	2021	2023	2022	2021

Discount rate	5.15%	3.05%	2.70%	5.45%	3.10%	2.80%
Expected long-term rate of return on plan assets	6.45%	6.10%	6.15%	4.50%	3.25%	3.00%
Rate of compensation increase	3.25%	3.00%	2.60%	—	—	—

Schedule of Net Benefit Costs
The net benefit cost recognized for the Company’s pension benefit plans and other post-retirement benefit plans was as follows:

year ended December 31	Pension Benefit Plans			Other Post-Retirement Benefit Plans
(millions of Canadian $)	2023	2022	2021	2023	2022	2021

Service cost[1]	93	145	171	3	5	6
Other components of net benefit cost[1]
Interest cost	158	125	119	16	13	12
Expected return on plan assets	(234)	(239)	(234)	(16)	(14)	(13)
Amortization of actuarial loss	—	10	23	—	1	2
Amortization of regulatory asset	—	12	27	—	1	2
Curtailment gain	—	—	(5)	—	—	—
Settlement gain – AOCI	—	(2)	(2)	—	—	—
	(76)	(94)	(72)	—	1	3
Net Benefit Cost Recognized	17	51	99	3	6	9
1    Service cost and other components of net benefit cost are included in Plant operating costs and other in the Consolidated statement of income.

Schedule of the Pre-Tax Amounts Recognized in AOCI
Pre-tax amounts recognized in AOCI were as follows:

at December 31	2023		2022		2021
	Pension Benefits	Other Post- Retirement Benefits	Pension Benefits	Other Post- Retirement Benefits	Pension Benefits	Other Post- Retirement Benefits
(millions of Canadian $)

Net loss	71	6	38	24	147	5

Schedule of the Pre-Tax Amounts Recognized in OCI
Pre-tax amounts recognized in OCI were as follows:

year ended December 31	2023		2022		2021
	Pension Benefits	Other Post- Retirement Benefits	Pension Benefits	Other Post- Retirement Benefits	Pension Benefits	Other Post- Retirement Benefits
(millions of Canadian $)

Amortization of net gain (loss) from AOCI to net income	—	—	(10)	(1)	(23)	(2)
Curtailment	—	—	—	—	—	3
Settlement	—	—	2	—	2	—
Funded status adjustment	33	(18)	(101)	20	(190)	(18)
	33	(18)	(109)	19	(211)	(17)